Debt, cash and cash equivalents and lease liabilities - Summary of Reconciliation of Carrying Amount to Value on Redemption (Details) - EUR (€) € in Millions		Dec. 31, 2025		Dec. 31, 2024	Dec. 31, 2023		Dec. 31, 2022
Disclosure of reconciliation of carrying amount to value on redemption [line items]
Long-term debt		€ 14,248		€ 11,791	€ 14,347
Short-term debt and current portion of long-term debt		4,342		4,209	2,045
Interest rate and currency derivatives used to manage debt		112		137	139
Total debt		18,702		16,137	16,531		€ 19,218
Cash and cash equivalents		(7,657)		(7,441)	(8,710)	[1]	€ (12,736)	[1]
Interest rate and currency derivatives used to manage cash and cash equivalents		(37)		76	(28)
Net debt	[2]	11,008		8,772	7,793
Amortized cost
Disclosure of reconciliation of carrying amount to value on redemption [line items]
Long-term debt		43
Short-term debt and current portion of long-term debt		2
Interest rate and currency derivatives used to manage debt		0
Total debt		45
Cash and cash equivalents		0
Interest rate and currency derivatives used to manage cash and cash equivalents		0
Net debt		45
Adjustment to debt measured at fair value
Disclosure of reconciliation of carrying amount to value on redemption [line items]
Long-term debt		69
Short-term debt and current portion of long-term debt		0
Interest rate and currency derivatives used to manage debt		(100)
Total debt		(31)
Cash and cash equivalents		0
Interest rate and currency derivatives used to manage cash and cash equivalents		0
Net debt		(31)
Value on redemption
Disclosure of reconciliation of carrying amount to value on redemption [line items]
Long-term debt		14,360		11,940	14,546
Short-term debt and current portion of long-term debt		4,344		4,218	2,045
Interest rate and currency derivatives used to manage debt		12		13	(18)
Total debt		18,716		16,171	16,573
Cash and cash equivalents		(7,657)		(7,441)	(8,710)
Interest rate and currency derivatives used to manage cash and cash equivalents		(37)		76	(28)
Net debt	[4]	€ 11,022	[3]	€ 8,806	€ 7,835

[1]	(a) 2023 comparative figures were re-presented on a consistent basis from the date of the classification of Opella as a discontinued operation (2024).
[2]	(a)Net debt does not include lease liabilities, which amounted to €1,739 million as of December 31, 2025, €1,906 million as of December 31, 2024, and €2,030 million as of December 31, 2023 (see the maturity analysis at Note D.17.2.)
[3]	(a)Net debt does not include lease liabilities, which amounted to €1,739 million as of December 31, 2025; €1,906 million as of December 31, 2024;
and €2,030 million as of December 31, 2023 (see the maturity analysis at Note D.17.2.).

[4]	(a)Net debt does not include lease liabilities (see the maturity schedule in Note D.17.2.)